Total
Johnson Enhanced Return Fund
Johnson Enhanced Return Fund
INVESTMENT OBJECTIVE
Outperform the Fund’s benchmark, the S&P 500 Index, over a full market cycle.
FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Johnson Enhanced Return Fund Johnson Enhanced Return Fund USD ($)
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses(expenses that are deducted from fund assets)
Annual Fund Operating Expenses	Johnson Enhanced Return Fund Johnson Enhanced Return Fund
Management Fees	0.35%
Other Expenses	none
Total Annual Fund Operating Expenses	0.35%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | USD ($)	37	116	202	456

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.99% of the average value of its portfolio.

PRIMARY INVESTMENT STRATEGIES
The Fund invests in the large cap equity market through the use of S&P 500 index futures, combined with alpha generating short duration investment-grade fixed income securities.
The Fund’s adviser seeks to have notional exposure to equity index futures contracts in a value approximately equal to the Fund’s net assets. Utilizing equity index futures contracts to replicate returns of the underlying equity index typically requires less than 10% of the Fund’s assets to be posted as collateral. This effect is referred to as “leverage.” The Fund attempts to track an underlying equity index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The equity index futures are used only for replication of returns, not speculation. The Fund also may invest in options on equity index futures and equity index exchange-traded funds (‘ETFs”).
The Fund invests the balance of its assets primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, government agency securities, mortgage-backed securities, collateralized mortgage obligations, asset backed securities, municipal securities, and short-term obligations. The Fund does not limit itself to securities of a particular maturity range but will normally maintain a dollar weighted average duration between 1 and 3 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point.

PRINCIPAL RISKS
ANNUAL TOTAL RETURNS
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Annual Total Return for the Johnson Enhanced Return Fund, Class I shares as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 22.50% in the second quarter of 2020, and the lowest return was -20.32 in the first quarter of 2020.
For the Periods ended December 31, 2022
Average Annual Returns - Johnson Enhanced Return Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Enhanced Return Fund	Return Before Taxes	(23.56%)	7.73%	11.72%
After Taxes on Distributions | Johnson Enhanced Return Fund	Return After Taxes on Distributions	(25.34%)	3.63%	7.26%
After Taxes on Distributions and Sale of Fund Shares | Johnson Enhanced Return Fund	Return After Taxes on Distributions and Sale of Fund Shares	(13.48%)	5.19%	8.00%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(18.11%)	9.42%	12.56%

The S&P 500 Index is the established benchmark.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.